Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 6, 2012
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000836487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 6, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 6, 2012
Prospectus Date	rr_ProspectusDate	May 23, 2012

Emerging Markets External Debt Portfolio (Prospectus Summary): | Emerging Markets External Debt Portfolio
Emerging Markets External Debt Portfolio

Prospectus Supplement

September 6, 2012

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 6, 2012 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 23, 2012 of:

Emerging Markets External Debt Portfolio

The stockholders of the Emerging Markets External Debt Portfolio (the "Portfolio") have approved a proposal to change the Portfolio's classification from a diversified fund to a non-diversified fund. Accordingly, effective immediately, the Prospectus is revised as follows:

The following is hereby added after the ninth paragraph in the section of the Prospectus entitled "Portfolio Summary—Principal Risks":

• Non-Diversified Risk. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 23, 2012
Emerging Markets External Debt Portfolio (Prospectus Summary): | Emerging Markets External Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Emerging Markets External Debt Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

September 6, 2012

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 6, 2012 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 23, 2012 of:

Emerging Markets External Debt Portfolio

The stockholders of the Emerging Markets External Debt Portfolio (the "Portfolio") have approved a proposal to change the Portfolio's classification from a diversified fund to a non-diversified fund. Accordingly, effective immediately, the Prospectus is revised as follows:

Risk, Heading	rr_RiskHeading	The following is hereby added after the ninth paragraph in the section of the Prospectus entitled "Portfolio Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

• Non-Diversified Risk. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Supplement Closing	ck0000836487_SupplementClosingTextBlock	Please retain this supplement for future reference.